UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:  028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	May 14, 2008

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      37
Form 13F Information Table Value Total:      $154465

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	   VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
----------------------------	---------- 	-----------	-------	-------	---	----	-------- -----	------	------	------
AMERICAN EQTY INVT LIFE HLDG	COM		025676206	2328	245650	SH		SOLE			245650
AMERICAN STRATEGIC INCM		COM		030098107	345	32250	SH		SOLE			32250
BANCTRUST FINL GP		COM		05978R107	3316	299384	SH		SOLE			299384
CASTLEPOINT HLDGS LTD		COM		G19522112	4117	418255	SH		SOLE			418255
CATAPULT COMMUNICATIONS CORP	COM		149016107	1295	251400	SH		SOLE			251400
DSP GROUP INC			COM		23332B106	3789	294795	SH		SOLE			294795
ENTERTAINMENT DIST CO INC	COM		29382J105	1297	2517017	SH		SOLE			2517017
FIRST POTOMAC REALTY TR    	COM		33610F109	5626	362125	SH		SOLE			362125
FIRST TR/FOUR CRNRS SR FLT R	COM SHS		33733U108	1686	123862	SH		SOLE			123862
FRANKLIN RES INC		COM		354613101	3419	34835	SH		SOLE			34835
FRANKLIN UNVL TRSH BEN		SH BEN INT	355145103	1618	256413	SH		SOLE			256413
GAYLORD ENTERTAINMENT CO NEW	COM		367905106	5678	184635	SH		SOLE			184635
HARRIS STRATEX NETWORKS INC	CL A		41457P106	2388	238102	SH		SOLE			238102
INFOCUS CORP			COM		45665B106	3083	1632932	SH		SOLE			1632932
IXIA				COM		45071R109	2426	312587	SH		SOLE			312587
KVH INDUSTRIES INC		COM		482738101	8286	1049525	SH		SOLE			1049525
LEGG MASON INC			COM		524901105	7743	136659	SH		SOLE			136659
LIBERTY MEDIA CORP NEW		INT COM A	53071M104	3703	227220	SH		SOLE			227220
MAX CAPITAL GROUP LTD		SHS		G6052F103	1558	58500	SH		SOLE			58500
MFS CHARTER INCOME TR		SH BEN INT	552727109	3863	470000	SH		SOLE			470000
MFS INTERMARKET INCOME TRUST	SH BEN INT	59318R103	1779	225750	SH		SOLE			225750
NABORS INDUSTRIES LTD NEW    	COM		G6359F103	4737	139750	SH		SOLE			139750
OPNET TECHNOLOGIES INC		COM		683757108	5985	733426	SH		SOLE			733426
PHOENIX COS INC NEW	    	COM		71902E109	7482	603359	SH		SOLE			603359
PUTNAM HIGH YIELD MUN   	SH BEN INT	746781103	5595	802918	SH		SOLE			802918
QAD INCORPORATED        	COM		74727D108	5662	673752	SH		SOLE			673752
RAM HOLDINGS LTD		SHS		G7496G103	1027	456850	SH		SOLE			456850
RAYMOND JAMES FINANCIAL INC	COM		754730109	5005	214595	SH		SOLE			214595
RMR ASIA REAL ESTATE FUND	COM BEN INT	74964Q101	4624	367330	SH		SOLE			367330
TEJON RANCH CO DEL		COM		879080109	13462	353968	SH		SOLE			353968
TOLLGRADE COMMUNICATIONS INC	COM		889542906	3167	601246	SH		SOLE			601246
VALUEVISION INTL INC		CL A		92047K107	2281	411460	SH		SOLE			411460
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104	12507	850534	SH		SOLE			850534
VISHAY INTERTECHNOLOGY INC	COM		928298108	3879	422800	SH		SOLE			422800
WASHINGTON POST CO		CL B		939640108	4529	6791	SH		SOLE			6791
WESTERN ASSET MGD HI INCM OPP	COM		95766L107	217	39600	SH		SOLE			39600
WHIRLPOOL CORP			COM		963320106	4963	56530	SH		SOLE			56530